Long-term bank loans & Revolving Facilities: (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
June 30, 2027	$230,850
June 30, 2028	256,051
June 30, 2029	204,139
June 30, 2030	138,715
June 30, 2031	116,110
June 30, 2032 and thereafter	84,221
Total Long-term bank loans & Revolving facilities	$1,030,086
Unamortized loan issuance costs	(4,717)
Total Long-term bank loans & Revolving facilities, net	$1,025,369
Current portion of Long-term bank loans & Revolving facilities	230,850
Long-term bank loans & Revolving facilities, net of current portion and unamortized loan issuance costs	794,519

Long-term bank loans - Interest and finance costs (Table)

	Six months ended June 30,
	2025	2026
Interest on financing agreements	$37,228	$25,631
Less: Interest capitalized	(736)	(2,410)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss (Note 14)	(551)	(212)
Amortization of debt (loan & lease) issuance costs	1,633	1,381
Other bank and finance charges	559	949
Interest and finance costs	$38,133	$25,339